Vanguard® Strategic Small-Cap Equity Fund
Schedule of Investments (unaudited)
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Communication Services (2.3%)
	New York Times Co. Class A	180,993	8,742
	TEGNA Inc.	356,235	6,612
*	Consolidated Communications Holdings Inc.	706,664	5,286
*	Cars.com Inc.	278,041	4,474
*	Cargurus Inc.	108,462	3,649
	Nexstar Media Group Inc. Class A	16,176	2,442
*	Yelp Inc. Class A	60,889	2,207
*	Iridium Communications Inc.	27,448	1,133
*	PubMatic Inc. Class A	19,639	669
	Sinclair Broadcast Group Inc. Class A	21,650	572
*	Loyalty Ventures Inc.	18,675	561
*	EchoStar Corp. Class A	18,505	487
	Shenandoah Telecommunications Co.	16,749	427
			37,261
Consumer Discretionary (13.5%)
*	Deckers Outdoor Corp.	30,080	11,019
*	Tri Pointe Homes Inc.	337,707	9,419
	Brunswick Corp.	87,886	8,853
*	Boyd Gaming Corp.	128,290	8,412
	Oxford Industries Inc.	76,270	7,743
*	Capri Holdings Ltd.	115,608	7,504
	Foot Locker Inc.	157,884	6,888
*	American Axle & Manufacturing Holdings Inc.	585,202	5,460
	Signet Jewelers Ltd.	61,941	5,391
*	Perdoceo Education Corp.	436,044	5,128
*	frontdoor Inc.	139,658	5,118
*	Skyline Champion Corp.	62,346	4,924
*	Tenneco Inc. Class A	412,573	4,662
*	Victoria's Secret & Co.	83,033	4,612
	Kohl's Corp.	91,021	4,496
*	AutoNation Inc.	36,570	4,273
	Movado Group Inc.	100,530	4,205
*	Dave & Buster's Entertainment Inc.	106,544	4,091
	Texas Roadhouse Inc. Class A	45,150	4,031
	Hibbett Inc.	51,957	3,737
*	Scientific Games Corp. Class A	55,362	3,700
*	Six Flags Entertainment Corp.	86,085	3,666
*	Gentherm Inc.	41,807	3,633
*	Goodyear Tire & Rubber Co.	161,708	3,448
*	Abercrombie & Fitch Co. Class A	97,228	3,386
*	SeaWorld Entertainment Inc.	50,023	3,244
	Tempur Sealy International Inc.	66,589	3,132

		Shares	Market Value ($000)
*	Everi Holdings Inc.	146,048	3,118
*	Crocs Inc.	24,152	3,097
	Shoe Carnival Inc.	76,943	3,007
	Qurate Retail Inc. Series A	369,986	2,812
	Ethan Allen Interiors Inc.	103,428	2,719
*	Ruth's Hospitality Group Inc.	130,725	2,601
*	Master Craft Boat Holdings Inc.	89,729	2,542
	Carriage Services Inc. Class A	37,628	2,425
	Macy's Inc.	91,934	2,407
	Jack in the Box Inc.	26,514	2,319
*	XPEL Inc.	33,380	2,279
	Dine Brands Global Inc.	29,284	2,220
	Churchill Downs Inc.	9,061	2,183
	Group 1 Automotive Inc.	10,507	2,051
*	Brinker International Inc.	54,084	1,979
*	Urban Outfitters Inc.	65,811	1,932
*	MarineMax Inc.	30,766	1,816
	Shutterstock Inc.	15,645	1,735
	Red Rock Resorts Inc. Class A	29,392	1,617
	Aaron's Co. Inc.	64,553	1,591
*	Beazer Homes USA Inc.	67,811	1,575
	Travel + Leisure Co.	28,173	1,557
*	Adtalem Global Education Inc.	52,377	1,548
*	Sleep Number Corp.	18,928	1,450
	PVH Corp.	12,471	1,330
	Patrick Industries Inc.	16,039	1,294
	Winnebago Industries Inc.	16,285	1,220
*	Lumber Liquidators Holdings Inc.	70,049	1,196
*	Duluth Holdings Inc. Class B	77,588	1,178
*	Fossil Group Inc.	108,355	1,115
*	Overstock.com Inc.	17,928	1,058
*	Lands' End Inc.	51,773	1,016
	Thor Industries Inc.	9,345	970
*	Conn's Inc.	40,822	960
*	Red Robin Gourmet Burgers Inc.	57,833	956
	Harley-Davidson Inc.	25,038	944
*	Meritage Homes Corp.	7,385	901
	Steven Madden Ltd.	18,564	863
	Dillard's Inc. Class A	3,305	810
*	WW International Inc.	47,560	767
*	Academy Sports & Outdoors Inc.	16,942	744
	Caleres Inc.	31,249	709
*	Funko Inc. Class A	37,170	699
*	Golden Entertainment Inc.	11,931	603
	Buckle Inc.	14,214	601
*	Modine Manufacturing Co.	52,790	533
	Haverty Furniture Cos. Inc.	16,769	513
	Standard Motor Products Inc.	8,768	459
*	Genesco Inc.	6,658	427
*	G-III Apparel Group Ltd.	15,205	420
	Franchise Group Inc.	6,885	359
*	Cavco Industries Inc.	1,072	341
*	American Public Education Inc.	15,155	337
*	Chuy's Holdings Inc.	10,834	326
*	Revolve Group Inc.	5,770	323
	Williams-Sonoma Inc.	1,852	313
			221,040

		Shares	Market Value ($000)
Consumer Staples (3.7%)
	Coca-Cola Consolidated Inc.	17,804	11,024
	Ingles Markets Inc. Class A	100,200	8,651
*	Darling Ingredients Inc.	108,331	7,506
	John B Sanfilippo & Son Inc.	74,448	6,712
*	Herbalife Nutrition Ltd.	131,785	5,394
	Vector Group Ltd.	389,534	4,472
*	USANA Health Sciences Inc.	31,960	3,234
*	Central Garden & Pet Co. Class A	50,412	2,412
	Medifast Inc.	10,875	2,278
	Douglas Elliman Inc.	194,767	2,240
*	BJ's Wholesale Club Holdings Inc.	28,683	1,921
*	Pilgrim's Pride Corp.	55,602	1,568
	PriceSmart Inc.	16,092	1,178
	Nu Skin Enterprises Inc. Class A	18,781	953
*	United Natural Foods Inc.	9,985	490
			60,033
Energy (4.5%)
	APA Corp.	510,352	13,723
	Targa Resources Corp.	169,549	8,857
	Coterra Energy Inc.	394,828	7,502
	Ovintiv Inc. (XNYS)	168,408	5,675
*	Southwestern Energy Co.	1,124,889	5,242
*	Whiting Petroleum Corp.	59,070	3,821
	SM Energy Co.	125,429	3,698
	Northern Oil and Gas Inc.	157,825	3,248
*	Comstock Resources Inc.	375,540	3,038
*	Delek US Holdings Inc.	136,116	2,040
*	Denbury Inc.	23,905	1,831
*	Antero Resources Corp.	94,842	1,660
*	Oceaneering International Inc.	128,290	1,451
*	Callon Petroleum Co.	29,115	1,376
*	PBF Energy Inc. Class A	103,853	1,347
*	REX American Resources Corp.	13,944	1,338
	Arch Resources Inc.	13,535	1,236
	Texas Pacific Land Corp.	911	1,138
*	Talos Energy Inc.	114,417	1,121
*	EnLink Midstream LLC	156,267	1,077
*	Kosmos Energy Ltd.	216,851	750
*	W&T Offshore Inc.	213,923	691
*	Range Resources Corp.	37,902	676
*	Par Pacific Holdings Inc.	36,616	604
*	TechnipFMC plc	100,286	594
*	Gulfport Energy Corp.	4,996	360
			74,094
Financials (16.0%)
	SLM Corp.	585,637	11,520
	PacWest Bancorp	241,817	10,923
	Synovus Financial Corp.	211,708	10,134
	Hancock Whitney Corp.	199,884	9,998
	Stewart Information Services Corp.	124,481	9,925
	Stifel Financial Corp.	137,619	9,691
	International Bancshares Corp.	223,391	9,470
	OFG Bancorp	353,790	9,397
	FNB Corp.	757,605	9,190
	OneMain Holdings Inc.	166,162	8,315
	CNO Financial Group Inc.	337,395	8,044

		Shares	Market Value ($000)
	Primerica Inc.	50,774	7,782
	Hope Bancorp Inc.	511,429	7,523
*	Mr Cooper Group Inc.	172,280	7,169
*	Enova International Inc.	165,489	6,778
	Popular Inc.	69,229	5,680
	Associated Banc-Corp.	242,438	5,477
	Pacific Premier Bancorp Inc.	136,097	5,448
*	Enstar Group Ltd.	20,160	4,991
	Walker & Dunlop Inc.	32,956	4,972
	First BanCorp. (XNYS)	342,145	4,715
	First Financial Bancorp	189,491	4,620
	Hanover Insurance Group Inc.	34,811	4,562
	Affiliated Managers Group Inc.	27,136	4,464
	Banner Corp.	73,183	4,440
	Bank OZK	90,001	4,188
	Moelis & Co. Class A	64,574	4,037
	Prosperity Bancshares Inc.	54,055	3,908
	CVB Financial Corp.	173,377	3,712
	Universal Insurance Holdings Inc.	218,341	3,712
	Navient Corp.	157,778	3,348
	Janus Henderson Group plc	75,010	3,146
	Oppenheimer Holdings Inc. Class A	50,330	2,334
	Towne Bank	71,508	2,259
	First Merchants Corp.	50,276	2,106
	Evercore Inc. Class A	15,107	2,052
	Nelnet Inc. Class A	20,623	2,014
	Westamerica BanCorp.	33,964	1,961
	MGIC Investment Corp.	132,490	1,911
	Radian Group Inc.	87,051	1,839
*	PROG Holdings Inc.	36,808	1,660
	HomeStreet Inc.	31,524	1,639
*	Donnelley Financial Solutions Inc.	34,665	1,634
	Southside Bancshares Inc.	39,049	1,633
*	Genworth Financial Inc. Class A	389,908	1,579
	Ameris Bancorp	31,245	1,552
	Central Pacific Financial Corp.	54,186	1,526
	S&T Bancorp Inc.	47,642	1,502
	Piper Sandler Cos.	8,269	1,476
	Cowen Inc. Class A	40,423	1,459
	Columbia Banking System Inc.	41,185	1,348
	Brightsphere Investment Group Inc.	43,571	1,115
	Essent Group Ltd.	23,373	1,064
	Virtus Investment Partners Inc.	3,380	1,004
	Sculptor Capital Management Inc. Class A	46,623	995
	Kinsale Capital Group Inc.	4,102	976
*	Silvergate Capital Corp. Class A	6,152	912
	SouthState Corp.	11,163	894
	First Busey Corp.	31,341	850
	New York Community Bancorp Inc.	68,261	833
	WSFS Financial Corp.	15,321	768
	Brookline Bancorp Inc.	43,037	697
	Kearny Financial Corp.	51,610	684
*	LendingClub Corp.	27,410	663
	Byline Bancorp Inc.	22,008	602
	NBT Bancorp Inc.	14,634	564
	Northfield Bancorp Inc.	32,572	526
	Heartland Financial USA Inc.	9,832	498
	Premier Financial Corp.	15,843	490

		Shares	Market Value ($000)
	Curo Group Holdings Corp.	29,278	469
	UMB Financial Corp.	4,092	434
	American Equity Investment Life Holding Co.	10,007	389
	Preferred Bank	5,257	377
	Safety Insurance Group Inc.	4,301	366
	ProAssurance Corp.	14,212	360
	Federated Hermes Inc.	9,529	358
	Hanmi Financial Corp.	14,444	342
	Washington Federal Inc.	9,416	314
			262,307
Health Care (13.8%)
*	AMN Healthcare Services Inc.	87,382	10,689
*	Medpace Holdings Inc.	47,481	10,334
	Bruker Corp.	110,512	9,273
*	Tenet Healthcare Corp.	113,237	9,250
*	Sarepta Therapeutics Inc.	92,451	8,325
*	ICU Medical Inc.	28,191	6,691
*	Travere Thrapeutics Inc.	182,356	5,660
*	NextGen Healthcare Inc.	312,775	5,564
	Select Medical Holdings Corp.	181,495	5,336
*	Ionis Pharmaceuticals Inc.	173,108	5,268
*	Globus Medical Inc. Class A	72,625	5,244
*	Charles River Laboratories International Inc.	13,088	4,931
*	Veeva Systems Inc. Class A	19,154	4,894
*	Tandem Diabetes Care Inc.	32,264	4,856
*	STAAR Surgical Co.	49,978	4,563
*	Alkermes plc	195,732	4,553
*	Amedisys Inc.	27,651	4,476
*	Atara Biotherapeutics Inc.	264,307	4,166
*	CorVel Corp.	19,235	4,001
*	Myriad Genetics Inc.	142,138	3,923
*	Theravance Biopharma Inc.	328,093	3,625
*	ImmunoGen Inc.	472,454	3,506
*	Agenus Inc.	1,084,536	3,492
*	FibroGen Inc.	235,692	3,323
*	ACADIA Pharmaceuticals Inc.	140,923	3,289
*	Repligen Corp.	11,724	3,105
*	Community Health Systems Inc.	223,347	2,973
*	Inogen Inc.	72,943	2,480
*	Neogen Corp.	54,494	2,475
*	CytomX Therapeutics Inc.	555,119	2,404
*	Endo International plc	620,514	2,333
*	AngioDynamics Inc.	83,983	2,316
*	Multiplan Corp.	511,054	2,264
*	ModivCare Inc.	14,678	2,177
*	Maravai LifeSciences Holdings Inc. Class A	51,752	2,168
*	Apellis Pharmaceuticals Inc.	45,790	2,165
*	Precision BioSciences Inc.	291,971	2,161
*	PTC Therapeutics Inc.	53,771	2,142
*	Seres Therapeutics Inc.	238,916	1,990
*	Enanta Pharmaceuticals Inc.	26,305	1,967
*	CareDx Inc.	42,034	1,912
*	Joint Corp.	28,283	1,858
*	MEDNAX Inc.	67,015	1,824
*	Quidel Corp.	12,143	1,639
*	AnaptysBio Inc.	45,021	1,565
*	Zymeworks Inc.	90,299	1,480
*	LHC Group Inc.	10,508	1,442

		Shares	Market Value ($000)
*	Inspire Medical Systems Inc.	5,903	1,358
*	Option Care Health Inc.	47,267	1,344
*	RadNet Inc.	44,354	1,336
*	Apria Inc.	39,699	1,294
*	MacroGenics Inc.	74,540	1,196
*,1	Clovis Oncology Inc.	420,684	1,140
*	Pacific Biosciences of California Inc.	52,376	1,072
*	Tactile Systems Technology Inc.	54,869	1,044
*	NanoString Technologies Inc.	24,321	1,027
*	Allscripts Healthcare Solutions Inc.	53,621	989
*	Codexis Inc.	31,634	989
*	NuVasive Inc.	18,739	983
*	MiMedx Group Inc.	160,154	967
*	Intellia Therapeutics Inc.	7,936	938
*,1	Intercept Pharmaceuticals Inc.	54,474	887
*	Cross Country Healthcare Inc.	31,636	878
*	Prothena Corp. plc	17,486	864
*	Essa Pharma Inc.	59,917	851
*	Alector Inc.	40,642	839
*	Bluebird Bio Inc.	83,016	829
	US Physical Therapy Inc.	8,264	790
*	Editas Medicine Inc. Class A	28,544	758
*	Akebia Therapeutics Inc.	331,679	750
*	Orthofix Medical Inc.	23,742	738
*	Shockwave Medical Inc.	4,087	729
*	Glaukos Corp.	16,226	721
*	Computer Programs and Systems Inc.	23,856	699
*	Puma Biotechnology Inc.	227,827	693
*	Novavax Inc.	4,301	615
*	Natera Inc.	6,525	609
*	Minerva Neurosciences Inc.	715,684	573
*	Esperion Therapeutics Inc.	103,744	519
*	Personalis Inc.	35,394	505
*	Sangamo Therapeutics Inc.	66,774	501
	National HealthCare Corp.	7,339	499
*	Assembly Biosciences Inc.	212,676	496
*	Co-Diagnostics Inc.	53,218	475
*	Tivity Health Inc.	17,766	470
*	Fate Therapeutics Inc.	7,716	451
	Chemed Corp.	850	450
*	Molecular Templates Inc.	104,179	408
*	Pennant Group Inc.	16,426	379
*	REGENXBIO Inc.	11,228	367
*	2seventy bio Inc.	14,192	364
*	Merus NV	11,246	358
*	Precigen Inc.	95,719	355
*	Veracyte Inc.	8,331	343
*	Figs Inc. Class A	12,234	337
*	Athira Pharma Inc.	25,563	333
*	Vir Biotechnology Inc.	7,406	310
*	Amneal Pharmaceuticals Inc.	61,720	296
*	Radius Health Inc.	40,896	283
*	Twist Bioscience Corp.	3,657	283
*	Voyager Therapeutics Inc.	102,911	279
*	Aligos Therapeutics Inc.	22,170	263
*	Arcutis Biotherapeutics Inc.	12,589	261
*,1	Cassava Sciences Inc.	5,981	261
*	GlycoMimetics Inc.	177,063	255

		Shares	Market Value ($000)
*	Cardiovascular Systems Inc.	11,630	218
*	Odonate Therapeutics Inc.	161,720	218
*	Organogenesis Holdings Inc. Class A	21,709	201
*	Spectrum Pharmaceuticals Inc.	134,742	171
*	WaVe Life Sciences Ltd.	48,932	154
*	Acorda Therapeutics Inc.	38,060	91
			225,726
Industrials (15.6%)
	Rush Enterprises Inc. Class A	201,466	11,210
	ManpowerGroup Inc.	110,205	10,726
	EMCOR Group Inc.	81,893	10,432
*	Atkore Inc.	93,405	10,386
	Kforce Inc.	132,006	9,929
	Allison Transmission Holdings Inc.	273,067	9,926
	AGCO Corp.	84,247	9,774
	nVent Electric plc	241,890	9,192
*	Clean Harbors Inc.	89,822	8,962
*	GMS Inc.	142,134	8,544
	Terex Corp.	189,050	8,309
	Boise Cascade Co.	116,131	8,268
	Mueller Industries Inc.	136,693	8,114
	Hillenbrand Inc.	138,382	7,194
	Triton International Ltd.	116,314	7,006
*	Titan Machinery Inc.	182,769	6,157
	ArcBest Corp.	47,209	5,658
	Encore Wire Corp.	37,538	5,372
	Ryder System Inc.	64,422	5,310
	GrafTech International Ltd.	442,251	5,232
	UFP Industries Inc.	52,864	4,864
	Applied Industrial Technologies Inc.	46,370	4,762
	Ennis Inc.	238,271	4,653
	ABM Industries Inc.	92,766	3,789
*	Meritor Inc.	152,219	3,772
	Heidrick & Struggles International Inc.	85,987	3,760
*	Avis Budget Group Inc.	17,979	3,728
	Acuity Brands Inc.	16,052	3,399
	Matson Inc.	37,651	3,390
*	SkyWest Inc.	62,566	2,459
*	Masonite International Corp.	19,691	2,323
	Schneider National Inc. Class B	81,599	2,196
	Oshkosh Corp.	19,003	2,142
*	Daseke Inc.	208,812	2,096
*	Hub Group Inc. Class A	24,711	2,082
	Argan Inc.	51,250	1,983
*	Cornerstone Building Brands Inc.	112,964	1,970
*	Veritiv Corp.	15,082	1,849
*	JELD-WEN Holding Inc.	69,900	1,843
	Franklin Electric Co. Inc.	19,319	1,827
	Douglas Dynamics Inc.	46,329	1,810
	Booz Allen Hamilton Holding Corp. Class A	20,557	1,743
*	NOW Inc.	204,108	1,743
	Genco Shipping & Trading Ltd.	108,461	1,735
	Deluxe Corp.	51,358	1,649
	Exponent Inc.	13,848	1,616
*	MRC Global Inc.	222,341	1,530
*	AECOM	18,816	1,455
	H&E Equipment Services Inc.	32,607	1,443
	Korn Ferry	17,615	1,334

		Shares	Market Value ($000)
	Brady Corp. Class A	21,784	1,174
	Matthews International Corp. Class A	31,537	1,156
*	Saia Inc.	3,343	1,127
*	TrueBlue Inc.	37,888	1,048
	Primoris Services Corp.	35,472	851
	Insteel Industries Inc.	19,496	776
*	Forrester Research Inc.	12,867	756
	Pitney Bowes Inc.	113,017	749
	HNI Corp.	16,265	684
	Interface Inc. Class A	41,285	658
	REV Group Inc.	46,399	657
	Watts Water Technologies Inc. Class A	3,147	611
	Global Industrial Co.	14,500	593
*	Quad/Graphics Inc.	135,304	541
*	Manitowoc Co. Inc.	24,289	452
	Wabash National Corp.	23,145	452
*	Blue Bird Corp.	27,157	425
	Kelly Services Inc. Class A	24,934	418
	Astec Industries Inc.	5,993	415
*	Tutor Perini Corp.	32,719	405
*	Gates Industrial Corp. plc	25,464	405
*	ASGN Inc.	2,760	341
			255,340
Information Technology (14.5%)
	Jabil Inc.	211,994	14,914
*	Alpha & Omega Semiconductor Ltd.	205,887	12,469
*	Manhattan Associates Inc.	78,836	12,258
*	Nutanix Inc. Class A	329,508	10,498
*	Pure Storage Inc. Class A	299,733	9,756
*	Extreme Networks Inc.	576,961	9,058
*	CommScope Holding Co. Inc.	770,091	8,502
	TTEC Holdings Inc.	90,408	8,186
*	CommVault Systems Inc.	117,997	8,132
	A10 Networks Inc.	456,950	7,576
	Concentrix Corp.	42,396	7,573
*	Box Inc. Class A	256,344	6,714
*	Super Micro Computer Inc.	147,370	6,477
*	Cirrus Logic Inc.	69,954	6,437
	CSG Systems International Inc.	110,235	6,352
*	Teradata Corp.	126,918	5,390
	Avnet Inc.	112,325	4,631
*	Alarm.com Holdings Inc.	52,271	4,433
	Maximus Inc.	55,055	4,386
*	SMART Global Holdings Inc.	60,309	4,281
*	Allegro MicroSystems Inc.	115,237	4,169
*	Avaya Holdings Corp.	208,457	4,127
*	Axcelis Technologies Inc.	54,831	4,088
	Kulicke & Soffa Industries Inc.	65,391	3,959
*	Fabrinet	32,738	3,878
*	Diodes Inc.	35,147	3,860
*	Tenable Holdings Inc.	67,418	3,713
	Amkor Technology Inc.	145,353	3,603
*	Ichor Holdings Ltd.	72,297	3,328
*	Unisys Corp.	151,585	3,118
*	Ultra Clean Holdings Inc.	53,876	3,090
*	LiveRamp Holdings Inc.	60,682	2,910
*	Sanmina Corp.	69,002	2,861
*	MaxLinear Inc.	36,363	2,741

		Shares	Market Value ($000)
*	International Money Express Inc.	162,502	2,594
*	Domo Inc. Class B	50,890	2,524
*	Agilysys Inc.	49,789	2,214
*	Diebold Nixdorf Inc.	244,546	2,213
	Xperi Holding Corp.	112,559	2,129
*	Conduent Inc.	347,243	1,854
*	Upland Software Inc.	90,478	1,623
*	Benefitfocus Inc.	145,175	1,548
	Alliance Data Systems Corp.	21,974	1,463
*	Arlo Technologies Inc.	132,892	1,394
*	ExlService Holdings Inc.	8,652	1,253
*	SecureWorks Corp. Class A	76,277	1,218
*	Plantronics Inc.	41,176	1,208
*	Yext Inc.	106,729	1,059
*	Brightcove Inc.	86,508	884
*	Semtech Corp.	8,611	766
*	Workiva Inc. Class A	5,656	738
*	Veeco Instruments Inc.	22,979	654
*	ePlus Inc.	11,614	626
*	Advanced Micro Devices Inc.	3,702	533
*	Digital Turbine Inc.	7,723	471
	ADTRAN Inc.	20,008	457
*	Cohu Inc.	10,455	398
*	ScanSource Inc.	10,190	357
*	Zuora Inc. Class A	17,331	324
*	Cognyte Software Ltd.	20,682	324
*	Cambium Networks Corp.	11,849	304
			238,598
Materials (5.0%)
	Louisiana-Pacific Corp.	182,491	14,298
	Olin Corp.	199,873	11,497
	Schnitzer Steel Industries Inc. Class A	160,777	8,348
	Commercial Metals Co.	197,087	7,152
	AdvanSix Inc.	127,543	6,026
	US Steel Corp.	179,360	4,271
	Chemours Co.	117,823	3,954
	Alcoa Corp.	64,329	3,833
*	Sylvamo Corp.	113,676	3,170
	Warrior Met Coal Inc.	111,278	2,861
*	O-I Glass Inc.	218,648	2,630
	SunCoke Energy Inc.	381,996	2,517
*	TimkenSteel Corp.	123,741	2,042
	Huntsman Corp.	49,907	1,741
	Innospec Inc.	18,466	1,668
*	Cleveland-Cliffs Inc.	50,187	1,093
	Tredegar Corp.	86,164	1,018
*	Orion Engineered Carbons SA	51,544	946
	Trinseo plc	13,875	728
	Stepan Co.	3,762	468
*	Koppers Holdings Inc.	14,707	460
	Mercer International Inc.	36,822	442
	Hawkins Inc.	9,500	375
	Sensient Technologies Corp.	3,444	345
	Eagle Materials Inc.	2,068	344
			82,227
Real Estate (7.9%)
	Life Storage Inc.	74,626	11,431

		Shares	Market Value ($000)
	PotlatchDeltic Corp.	188,782	11,368
	National Storage Affiliates Trust	147,187	10,185
	Piedmont Office Realty Trust Inc. Class A	492,075	9,044
	Brixmor Property Group Inc.	273,755	6,956
	Apple Hospitality REIT Inc.	411,560	6,647
	American Finance Trust Inc.	660,556	6,031
	SITE Centers Corp.	372,840	5,902
	Spirit Realty Capital Inc.	105,221	5,071
	American Assets Trust Inc.	132,311	4,966
	EPR Properties	83,785	3,979
	Sabra Health Care REIT Inc.	263,560	3,569
	Urban Edge Properties	176,464	3,353
	Global Net Lease Inc.	210,462	3,216
	Alexander & Baldwin Inc.	127,523	3,200
*	Summit Hotel Properties Inc.	308,888	3,015
	Outfront Media Inc.	107,871	2,893
	Universal Health Realty Income Trust	47,015	2,796
*	Redfin Corp.	61,887	2,376
	Alexander's Inc.	8,488	2,209
	RE/MAX Holdings Inc. Class A	72,013	2,196
	Highwoods Properties Inc.	47,364	2,112
*	Sunstone Hotel Investors Inc.	162,610	1,907
	Office Properties Income Trust	75,821	1,883
	RPT Realty	138,584	1,854
	One Liberty Properties Inc.	49,038	1,730
	UMH Properties Inc.	61,461	1,680
	RLJ Lodging Trust	113,672	1,583
*	DiamondRock Hospitality Co.	125,939	1,210
*	Ryman Hospitality Properties Inc.	8,964	824
	Service Properties Trust	76,454	672
	Kite Realty Group Trust	28,453	620
*	GEO Group Inc.	76,662	594
	Getty Realty Corp.	16,964	544
	Centerspace	4,477	497
*	Chatham Lodging Trust	35,853	492
	Preferred Apartment Communities Inc. Class A	24,073	435
	Gladstone Commercial Corp.	14,850	383
	City Office REIT Inc.	19,342	381
			129,804
Utilities (2.7%)
	MDU Resources Group Inc.	338,867	10,451
	Otter Tail Corp.	137,518	9,821
	National Fuel Gas Co.	138,688	8,868
	Hawaiian Electric Industries Inc.	159,244	6,609
	Portland General Electric Co.	87,777	4,645
	Unitil Corp.	33,551	1,543
	New Jersey Resources Corp.	34,893	1,433
	IDACORP Inc.	5,874	665
	MGE Energy Inc.	6,120	503
	Clearway Energy Inc. Class A	9,526	319
			44,857
Total Common Stocks (Cost $1,341,654)			1,631,287

		Shares	Market Value ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3]	Vanguard Market Liquidity Fund, 0.090% (Cost $8,866)	88,677	8,867
Total Investments (100.1%) (Cost $1,350,520)			1,640,154
Other Assets and Liabilities—Net (-0.1%)			(1,279)
Net Assets (100%)			1,638,875
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,127,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,284,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2022	79	8,859	156
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.